Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,159,166	$2,795,589
Senior Notes	4,708,296	2,883,009
Euro Notes	251,327	258,780
European Investment Bank Agreements	320,638	345,764
Accounts receivable facility	547,000	534,500
Capital lease obligations	15,777	17,993
Other	230,156	248,951
	8,232,360	7,084,586
Less current maturities	(498,694)	(1,589,776)
	$7,733,666	$5,494,810

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$275,374	$58,970
Term Loan A	1,125,000	1,215,000	1,125,000	1,215,000
Term Loan B	758,792	1,521,619	758,792	1,521,619
	$3,083,792	$3,936,619	$2,159,166	$2,795,589